CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	Jul. 31, 2026	Jan. 31, 2026
CONDENSED CONSOLIDATED BALANCE SHEETS
Common shares - Shares issued (in shares)	85,548,553	86,022,028
Common shares - Shares outstanding (in shares)	85,548,553	86,022,028